Transactions with ADP (Details) (USD $)	6 Months Ended	0 Months Ended
	Mar. 31, 2015	Sep. 24, 2014	Jun. 30, 2014
Transition Services
Related Party Transaction [Line Items]
Allocated expenses from services provided by ADP	$ 12,900,000
Data Services
Related Party Transaction [Line Items]
Allocated expenses from services provided by ADP	6,800,000
ADP
Related Party Transaction [Line Items]
Amounts payable to ADP under agreements	$ 8,300,000		$ 0
ADP | Transition Services
Related Party Transaction [Line Items]
Service agreements with ADP, term		1 year
ADP | Data Services
Related Party Transaction [Line Items]
Service agreements with ADP, term		2 years